UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [    ] is a restatement.
                                      [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York         May 14, 2012
------------------------   ------------------------     ---------------------
     [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        15
                                               -------------

Form 13F Information Table Value Total:        $239,368
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1     028-10355     BRIAN J. HIGGINS

2     028-10357     O. FRANCIS BIONDI, JR.


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- --------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
BANK OF AMERICA CORPORATION  COM              060505904   14,355  1,500,000 SH  CALL DEFINED    1, 2          0
COMPUTER SCIENCES CORP       COM              205363104    7,485    250,000 SH  PUT  DEFINED    1, 2    250,000
GENERAL MTRS CO              COM              37045V100    1,284     50,077 SH       DEFINED    1, 2     50,077
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      757     45,524 SH       DEFINED    1, 2     45,524
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      510     45,524 SH       DEFINED    1, 2     45,524
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6   16,352 28,500,000 PRN      DEFINED    1, 2          0
MASCO CORP                   COM              574599106   10,028    750,000 SH  CALL DEFINED    1, 2          0
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5   48,510 63,000,000 PRN      DEFINED    1, 2          0
MPG OFFICE TR INC            COM              553274101    3,803  1,625,000 SH       DEFINED    1, 2  1,625,000
STERLING FINL CORP WASH      COM NEW          859319303   62,086  2,973,487 SH       DEFINED    1, 2  2,973,487
TRANSOCEAN LTD               COM              H8817H900   13,675    250,000 SH  CALL DEFINED    1, 2          0
U S AIRWAYS GROUP INC        COM              90341W108    5,693    750,000 SH  CALL DEFINED    1, 2          0
UNITED CMNTY BKS BLAIRSVLE G COM              90984P303   40,069  4,109,630 SH       DEFINED    1, 2  4,109,630
UNITED CONTL HLDGS INC       COM              910047109   10,750    500,000 SH  CALL DEFINED    1, 2          0
WASHINGTON FED INC           *W EXP 11/14/201 938824117    4,011    891,411 SH       DEFINED    1, 2    891,411